Commitments and Contingencies - Summary Of Lessee Operating Lease Liability Maturity (Detail) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Remainder of 2022	$ 879,000
2023	1,262,000
2024	1,299,000
2025	1,338,000
2026	1,379,000
Thereafter	4,006,000
Total minimum future lease payments	$ 10,163,000
Rigetti Holdings Inc [Member]
Remainder of 2022		$ 1,807,759
2023		901,316
2024		928,355
2025		956,206
2026		81,262
Total minimum future lease payments		$ 4,674,898